UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 28, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P Mid Cap 400® Index Fund
(Institutional Class, Investor Class and Class L)
Semi-Annual Report
June 28, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 28, 2019 (unaudited)
Sector	Percentage of Fund Investments
Financial	24.84%
Industrial	19.20
Consumer, Non-cyclical	14.75
Consumer, Cyclical	13.10
Technology	8.97
Basic Materials	4.67
Utilities	4.26
Energy	3.41
Communications	3.30
Short Term Investments	3.50
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,178.30	$1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	$0.94
Investor Class
Actual	$1,000.00	$1,176.00	$2.93
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$2.73
Class L
Actual	$1,000.00	$1,174.70	$4.27
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$3.96
* Expenses are equal to the Fund's annualized expense ratio of 0.19% for the Institutional Class, 0.55% for the Investor Class and 0.80% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.76%
56,992	Allegheny Technologies Inc(a)	$ 1,436,198
29,172	Ashland Global Holdings Inc	2,332,885
26,846	Cabot Corp	1,280,823
21,931	Carpenter Technology Corp	1,052,249
77,946	Chemours Co	1,870,704
55,936	Commercial Metals Co	998,458
15,621	Compass Minerals International Inc	858,374
29,380	Domtar Corp	1,308,291
19,014	Ingevity Corp(a)	1,999,702
16,321	Minerals Technologies Inc	873,337
4,114	NewMarket Corp	1,649,467
75,238	Olin Corp	1,648,465
37,037	PolyOne Corp	1,162,591
30,757	Reliance Steel & Aluminum Co	2,910,227
30,027	Royal Gold Inc	3,077,467
60,590	RPM International Inc	3,702,655
19,906	Sensient Technologies Corp	1,462,693
107,218	Steel Dynamics Inc	3,237,984
79,960	United States Steel Corp(b)	1,224,188
87,761	Valvoline Inc	1,713,972
49,981	Versum Materials Inc	2,578,020
		38,378,750
Communications — 3.36%
20,131	AMC Networks Inc Class A(a)	1,096,938
2,270	Cable One Inc	2,658,147
29,310	Cars.com Inc(a)	577,993
65,946	Ciena Corp(a)	2,712,359
17,771	FactSet Research Systems Inc(b)	5,092,458
14,693	InterDigital Inc	946,229
20,774	John Wiley & Sons Inc Class A	952,696
23,207	LogMeIn Inc	1,709,892
18,525	Meredith Corp	1,019,987
65,663	New York Times Co Class A	2,141,927
15,699	Plantronics Inc	581,491
101,300	TEGNA Inc	1,534,695
43,072	Telephone & Data Systems Inc	1,309,389
26,682	ViaSat Inc(a)	2,156,439
20,157	World Wrestling Entertainment Inc Class A	1,455,537
34,067	Yelp Inc(a)	1,164,410
		27,110,587
Consumer, Cyclical — 13.35%
40,110	Adient PLC	973,470
78,522	American Eagle Outfitters Inc	1,327,022
27,400	AutoNation Inc(a)	1,149,156
61,824	Bed Bath & Beyond Inc(b)	718,395
38,000	Boyd Gaming Corp	1,023,720
16,585	Brinker International Inc	652,620
40,426	Brunswick Corp	1,855,149
267,403	Caesars Entertainment Corp(a)	3,160,703
20,877	Carter's Inc	2,036,343
17,026	Casey's General Stores Inc	2,655,886
Shares		Fair Value
Consumer, Cyclical — (continued)
19,665	Cheesecake Factory Inc	$ 859,754
16,529	Churchill Downs Inc	1,901,992
50,088	Cinemark Holdings Inc	1,808,177
11,212	Cracker Barrel Old Country Store Inc(b)	1,914,225
68,451	Dana Inc	1,364,913
13,260	Deckers Outdoor Corp(a)	2,333,362
41,650	Delphi Technologies PLC	833,000
34,752	Dick's Sporting Goods Inc	1,203,462
8,937	Dillard's Inc Class A(b)	556,596
18,920	Domino's Pizza Inc	5,265,058
37,857	Dunkin' Brands Group Inc	3,015,689
30,017	Eldorado Resorts Inc(a)	1,382,883
26,008	Five Below Inc(a)	3,121,480
109,562	Goodyear Tire & Rubber Co	1,676,299
28,174	Herman Miller Inc	1,259,378
20,738	HNI Corp	733,710
10,310	International Speedway Corp Class A	462,816
12,086	Jack in the Box Inc	983,680
141,347	JetBlue Airways Corp(a)	2,613,506
39,791	KB Home	1,023,822
64,417	Live Nation Entertainment Inc(a)	4,267,626
17,971	Marriott Vacations Worldwide Corp	1,732,404
162,000	Mattel Inc(a)(b)	1,816,020
40,462	Michaels Cos Inc(a)	352,019
21,080	MSC Industrial Direct Co Inc Class A	1,565,401
25,963	Nu Skin Enterprises Inc Class A	1,280,495
1,589	NVR Inc(a)	5,355,327
23,557	Ollie's Bargain Outlet Holdings Inc(a)	2,052,050
9,929	Papa John's International Inc	444,025
50,098	Penn National Gaming Inc(a)	964,887
26,185	Polaris Industries Inc	2,388,858
18,074	Pool Corp	3,452,134
56,604	Sally Beauty Holdings Inc(a)	755,097
25,515	Scientific Games Corp Class A(a)	505,707
18,454	Scotts Miracle-Gro Co	1,817,719
24,311	Signet Jewelers Ltd	434,681
33,439	Six Flags Entertainment Corp	1,661,250
61,965	Skechers USA Inc Class A(a)	1,951,278
21,497	Tempur Sealy International Inc(a)	1,577,235
30,313	Texas Roadhouse Inc	1,626,899
23,949	Thor Industries Inc	1,399,819
61,415	Toll Brothers Inc	2,249,017
48,959	Toro Co	3,275,357
65,873	TRI Pointe Group Inc(a)	788,500
23,505	Tupperware Brands Corp	447,300
35,594	Urban Outfitters Inc(a)	809,763
12,702	Visteon Corp(a)	744,083
15,016	Watsco Inc	2,455,566
84,236	Wendy's Co	1,649,341
37,157	Williams-Sonoma Inc(b)	2,415,205

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
30,027	World Fuel Services Corp	$ 1,079,771
43,957	Wyndham Destinations Inc	1,929,712
44,694	Wyndham Hotels & Resorts Inc	2,491,244
		107,602,056
Consumer, Non-Cyclical — 15.03%
31,805	Aaron's Inc	1,953,145
41,326	Acadia Healthcare Co Inc(a)	1,444,344
27,119	Adtalem Global Education Inc(a)	1,221,711
13,549	Amedisys Inc(a)	1,644,984
24,855	ASGN Inc(a)	1,506,213
21,477	Avanos Medical Inc(a)	936,612
28,752	Avis Budget Group Inc(a)	1,010,920
9,434	Bio-Rad Laboratories Inc Class A(a)	2,948,974
17,595	Bio-Techne Corp	3,668,382
3,962	Boston Beer Co Inc Class A(a)	1,496,685
22,635	Brink's Co	1,837,509
16,842	Cantel Medical Corp	1,358,139
67,550	Catalent Inc(a)	3,661,885
22,342	Charles River Laboratories International Inc(a)	3,170,330
7,437	Chemed Corp	2,683,567
37,248	CoreLogic Inc(a)	1,558,084
25,138	Edgewell Personal Care Co(a)	677,469
45,380	Encompass Health Corp	2,875,277
139,157	Exelixis Inc(a)	2,973,785
85,265	Flowers Foods Inc	1,984,117
36,084	Globus Medical Inc Class A(a)	1,526,353
2,025	Graham Holdings Co Class B	1,397,311
21,926	Green Dot Corp Class A(a)	1,072,181
23,311	Haemonetics Corp(a)	2,805,246
41,353	Hain Celestial Group Inc(a)	905,631
35,268	Healthcare Services Group Inc	1,069,326
24,777	HealthEquity Inc(a)	1,620,416
11,872	Helen of Troy Ltd(a)	1,550,364
30,679	Hill-Rom Holdings Inc	3,209,637
7,737	ICU Medical Inc(a)	1,949,028
31,129	Ingredion Inc	2,567,831
8,170	Inogen Inc(a)	545,429
17,311	Insperity Inc	2,114,366
32,991	Integra LifeSciences Holdings Corp(a)	1,842,547
9,258	Lancaster Colony Corp	1,375,739
9,287	Ligand Pharmaceuticals Inc(a)	1,060,111
22,695	LivaNova PLC(a)	1,633,132
32,233	LiveRamp Holdings Inc(a)	1,562,656
39,069	Mallinckrodt PLC(a)	358,653
28,114	ManpowerGroup Inc	2,715,812
22,613	Masimo Corp(a)	3,365,267
41,413	MEDNAX Inc(a)	1,044,850
29,126	Molina Healthcare Inc(a)	4,169,096
23,574	NuVasive Inc(a)	1,380,022
38,661	Patterson Cos Inc	885,337
31,054	Post Holdings Inc(a)	3,228,684
27,082	PRA Health Sciences Inc(a)	2,685,180
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
23,942	Prestige Consumer Healthcare Inc(a)	$ 758,483
126,143	Sabre Corp	2,800,375
8,760	Sanderson Farms Inc	1,196,266
84,374	Service Corp International	3,947,016
14,962	Sotheby's (a)	869,741
56,141	Sprouts Farmers Market Inc(a)	1,060,503
39,489	Steris PLC	5,879,122
27,679	Syneos Health Inc(a)	1,414,120
39,048	Tenet Healthcare Corp(a)	806,732
9,195	Tootsie Roll Industries Inc	339,571
26,195	TreeHouse Foods Inc(a)	1,417,149
20,530	United Therapeutics Corp(a)	1,602,572
17,424	Weight Watchers International Inc(a)	332,798
34,537	West Pharmaceutical Services Inc	4,322,306
20,076	WEX Inc(a)	4,177,816
		121,176,907
Energy — 3.48%
36,000	Apergy Corp(a)	1,207,440
104,309	Callon Petroleum Co(a)	687,396
474,412	Chesapeake Energy Corp(a)(b)	925,103
95,375	CNX Resources Corp(a)	697,191
20,266	Core Laboratories NV	1,059,507
93,547	Ensco Rowan PLC Class A(b)	797,956
117,284	EQT Corp	1,854,260
94,597	Equitrans Midstream Corp	1,864,507
35,044	First Solar Inc(a)	2,301,690
48,292	Matador Resources Co(a)	960,045
83,333	McDermott International Inc(a)(b)	804,997
76,067	Murphy Oil Corp	1,875,052
14,015	Murphy USA Inc(a)	1,177,680
52,369	NOW Inc(a)	772,966
128,781	Oasis Petroleum Inc(a)	731,476
46,014	Oceaneering International Inc(a)	938,226
99,608	Patterson-UTI Energy Inc	1,146,488
55,494	PBF Energy Inc Class A	1,736,962
111,465	QEP Resources Inc(a)	805,892
97,414	Range Resources Corp	679,950
49,095	SM Energy Co	614,669
253,664	Southwestern Energy Co(a)	801,578
234,502	Transocean Ltd(a)	1,503,158
183,437	WPX Energy Inc(a)	2,111,360
		28,055,549
Financial — 25.32%
31,083	Alexander & Baldwin Inc REIT	718,017
6,654	Alleghany Corp(a)	4,532,106
63,732	American Campus Communities Inc REIT	2,941,869
32,796	American Financial Group Inc	3,360,606
77,238	Associated Banc-Corp	1,632,811
42,751	BancorpSouth Bank	1,241,489

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
18,685	Bank of Hawaii Corp	$ 1,549,173
55,150	Bank OZK	1,659,463
53,734	Brighthouse Financial Inc(a)	1,971,500
137,969	Brixmor Property Group Inc REIT	2,466,886
106,773	Brown & Brown Inc	3,576,895
45,122	Camden Property Trust REIT	4,710,286
36,189	Cathay General Bancorp	1,299,547
33,564	Chemical Financial Corp	1,379,816
72,246	CNO Financial Group Inc	1,205,063
46,180	Commerce Bancshares Inc	2,755,099
55,243	CoreCivic Inc REIT	1,146,845
16,701	CoreSite Realty Corp REIT	1,923,454
50,850	Corporate Office Properties Trust REIT	1,340,915
67,262	Cousins Properties Inc REIT	2,432,867
28,903	Cullen/Frost Bankers Inc	2,707,055
52,576	CyrusOne Inc REIT	3,034,687
19,958	Deluxe Corp	811,492
75,188	Douglas Emmett Inc REIT	2,995,490
67,579	East West Bancorp Inc	3,160,670
17,000	EastGroup Properties Inc REIT	1,971,660
52,549	Eaton Vance Corp	2,266,438
34,365	EPR Properties REIT	2,563,285
19,083	Evercore Inc Class A	1,690,181
45,043	Federated Investors Inc Class B	1,463,898
51,975	First American Financial Corp	2,791,057
63,000	First Financial Bankshares Inc	1,939,770
148,148	First Horizon National Corp	2,211,850
58,882	First Industrial Realty Trust Inc REIT	2,163,325
153,128	FNB Corp	1,802,317
76,550	Fulton Financial Corp	1,253,124
239,401	Genworth Financial Inc Class A(a)	888,178
54,794	GEO Group Inc REIT	1,151,222
39,390	Hancock Whitney Corp	1,577,963
18,878	Hanover Insurance Group Inc	2,422,047
58,053	Healthcare Realty Trust Inc REIT	1,818,220
47,464	Highwoods Properties Inc REIT	1,960,263
73,415	Home BancShares Inc	1,413,973
76,670	Hospitality Properties Trust REIT	1,916,750
35,569	Interactive Brokers Group Inc Class A	1,927,840
24,332	International Bancshares Corp	917,560
75,067	Janus Henderson Group PLC	1,606,434
55,312	JBG SMITH Properties REIT	2,175,974
21,185	Jones Lang LaSalle Inc	2,980,518
27,867	Kemper Corp	2,404,643
46,989	Kilroy Realty Corp REIT	3,468,258
39,653	Lamar Advertising Co REIT Class A	3,200,394
40,367	Legg Mason Inc	1,545,249
3,436	LendingTree Inc(a)	1,443,223
68,852	Liberty Property Trust REIT	3,445,354
Shares		Fair Value
Financial — (continued)
21,768	Life Storage Inc REIT	$ 2,069,701
42,862	Mack-Cali Realty Corp REIT	998,256
178,444	Medical Properties Trust Inc REIT	3,112,063
13,016	Mercury General Corp	813,500
74,391	National Retail Properties Inc REIT	3,943,467
100,851	Navient Corp	1,376,616
220,050	New York Community Bancorp Inc	2,196,099
130,677	Old Republic International Corp	2,924,551
100,459	Omega Healthcare Investors Inc REIT	3,691,868
55,265	PacWest Bancorp	2,145,940
59,592	Pebblebrook Hotel Trust REIT	1,679,303
33,345	Pinnacle Financial Partners Inc	1,916,671
31,497	PotlatchDeltic Corp REIT	1,227,753
19,952	Primerica Inc	2,393,242
31,261	Prosperity Bancshares Inc	2,064,789
9,500	PS Business Parks Inc REIT	1,601,035
60,477	Rayonier Inc REIT	1,832,453
29,377	Reinsurance Group of America Inc	4,583,693
20,722	RenaissanceRe Holdings Ltd	3,688,723
80,893	Sabra Health Care Inc REIT	1,592,783
59,383	SEI Investments Co	3,331,386
113,419	Senior Housing Properties Trust REIT	937,975
25,276	Signature Bank	3,054,352
205,626	SLM Corp	1,998,685
99,016	Sterling Bancorp	2,107,060
33,430	Stifel Financial Corp	1,974,376
74,250	Synovus Financial Corp	2,598,750
43,423	Tanger Factory Outlet Centers Inc REIT(b)	703,887
27,824	Taubman Centers Inc REIT	1,136,054
77,118	TCF Financial Corp	1,603,283
22,735	Texas Capital Bancshares Inc(a)	1,395,247
29,138	Trustmark Corp	968,839
19,988	UMB Financial Corp	1,315,610
103,645	Umpqua Holdings Corp	1,719,471
46,375	United Bankshares Inc	1,720,049
85,158	Uniti Group Inc REIT(b)	809,001
54,992	Urban Edge Properties REIT	953,011
154,078	Valley National Bancorp	1,660,961
37,483	Washington Federal Inc	1,309,281
43,491	Webster Financial Corp	2,077,565
56,295	Weingarten Realty Investors REIT	1,543,609
26,330	Wintrust Financial Corp	1,926,303
67,465	WR Berkley Corp	4,447,968
		204,080,298
Industrial — 19.56%
18,325	Acuity Brands Inc	2,527,201
72,589	AECOM (a)	2,747,494

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
Industrial — (continued)
29,835	AGCO Corp	$ 2,314,301
28,888	AptarGroup Inc	3,591,934
39,128	Arrow Electronics Inc(a)	2,788,653
49,665	Avnet Inc	2,248,335
27,000	Axon Enterprise Inc(a)	1,733,670
18,895	Belden Inc	1,125,575
26,874	Carlisle Cos Inc	3,773,378
24,102	Clean Harbors Inc(a)	1,713,652
78,727	Cognex Corp	3,777,321
11,510	Coherent Inc(a)	1,569,619
42,943	Colfax Corp(a)	1,203,692
23,800	Crane Co	1,985,872
19,522	Curtiss-Wright Corp	2,481,832
59,527	Donaldson Co Inc	3,027,543
14,444	Dycom Industries Inc(a)	850,318
20,915	Eagle Materials Inc	1,938,820
25,558	EMCOR Group Inc	2,251,660
28,533	Energizer Holdings Inc	1,102,515
20,130	EnerSys	1,378,905
65,000	Fluor Corp	2,189,850
16,547	GATX Corp	1,312,012
26,277	Genesee & Wyoming Inc Class A(a)	2,627,700
121,821	Gentex Corp	2,998,015
76,079	Graco Inc	3,817,644
22,032	Granite Construction Inc	1,061,502
12,302	Greif Inc Class A	400,430
25,456	Hubbell Inc	3,319,462
35,140	IDEX Corp	6,049,000
40,957	ITT Inc	2,681,864
64,124	Jabil Inc	2,026,318
66,364	KBR Inc	1,655,118
38,981	Kennametal Inc	1,441,907
25,047	Kirby Corp(a)	1,978,713
58,344	Knight-Swift Transportation Holdings Inc	1,916,017
18,324	Landstar System Inc	1,978,809
16,535	Lennox International Inc	4,547,125
29,353	Lincoln Electric Holdings Inc	2,416,339
11,273	Littelfuse Inc	1,994,306
56,112	Louisiana-Pacific Corp	1,471,257
28,443	MasTec Inc(a)	1,465,668
89,704	MDU Resources Group Inc	2,314,363
16,015	MSA Safety Inc	1,687,821
51,367	National Instruments Corp	2,156,900
23,756	Nordson Corp	3,356,960
75,896	nVent Electric PLC	1,881,462
29,938	Old Dominion Freight Line Inc	4,468,546
32,167	Oshkosh Corp	2,685,623
73,253	Owens-Illinois Inc	1,265,079
19,481	Regal Beloit Corp	1,591,793
57,584	Resideo Technologies Inc(a)	1,262,241
24,571	Ryder System Inc	1,432,489
34,701	Silgan Holdings Inc	1,061,851
45,886	Sonoco Products Co	2,998,191
40,009	Stericycle Inc(a)	1,910,430
19,322	SYNNEX Corp	1,901,285
17,062	Tech Data Corp(a)	1,784,685
Shares		Fair Value
Industrial — (continued)
16,846	Teledyne Technologies Inc(a)	$ 4,613,614
27,781	Terex Corp	872,323
31,967	Timken Co	1,641,186
27,177	Trex Co Inc(a)	1,948,591
117,632	Trimble Inc(a)	5,306,380
61,481	Trinity Industries Inc	1,275,731
19,804	Universal Display Corp	3,724,340
9,884	Valmont Industries Inc	1,253,390
61,763	Vishay Intertechnology Inc	1,020,325
20,968	Werner Enterprises Inc	651,685
26,016	Woodward Inc	2,943,971
18,527	Worthington Industries Inc	745,897
42,813	XPO Logistics Inc(a)(b)	2,475,020
		157,713,518
Technology — 9.14%
53,892	ACI Worldwide Inc(a)	1,850,651
82,714	Allscripts Healthcare Solutions Inc(a)	961,964
22,553	Blackbaud Inc	1,883,176
11,596	CACI International Inc Class A(a)	2,372,426
58,193	CDK Global Inc	2,877,062
27,890	Cirrus Logic Inc(a)	1,218,793
17,919	CommVault Systems Inc(a)	889,141
44,885	Covetrus Inc(a)	1,097,887
48,314	Cree Inc(a)	2,714,281
168,577	Cypress Semiconductor Corp	3,749,153
13,391	Fair Isaac Corp(a)	4,205,042
21,775	j2 Global Inc	1,935,580
67,317	Leidos Holdings Inc	5,375,262
35,831	Lumentum Holdings Inc(a)	1,913,734
30,525	Manhattan Associates Inc(a)	2,116,298
29,794	MAXIMUS Inc	2,161,257
28,500	Medidata Solutions Inc(a)	2,579,535
25,091	MKS Instruments Inc	1,954,338
18,119	Monolithic Power Systems Inc	2,460,198
55,796	NCR Corp(a)	1,735,256
33,594	NetScout Systems Inc(a)	852,952
67,000	Perspecta Inc	1,568,470
48,144	PTC Inc(a)	4,321,405
23,506	Science Applications International Corp	2,034,679
31,387	Semtech Corp(a)	1,508,145
19,646	Silicon Laboratories Inc(a)	2,031,396
16,082	Synaptics Inc(a)	468,629
53,664	Teradata Corp(a)	1,923,854
80,951	Teradyne Inc	3,878,362
17,600	Tyler Technologies Inc(a)	3,801,952
25,158	Zebra Technologies Corp Class A(a)	5,270,349
		73,711,227
Utilities — 4.35%
23,982	ALLETE Inc	1,995,542
100,399	Aqua America Inc	4,153,507
24,633	Black Hills Corp	1,925,562

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
Utilities — (continued)
49,644	Hawaiian Electric Industries Inc	$ 2,161,996
23,536	IDACORP Inc	2,363,720
40,495	National Fuel Gas Co	2,136,111
40,876	New Jersey Resources Corp	2,034,399
22,965	NorthWestern Corp	1,656,925
93,170	OGE Energy Corp	3,965,315
24,331	ONE Gas Inc	2,197,089
37,699	PNM Resources Inc	1,919,256
24,763	Southwest Gas Holdings Inc	2,219,260
23,550	Spire Inc	1,976,316
81,138	UGI Corp	4,333,581
		35,038,579
TOTAL COMMON STOCK — 98.35% (Cost $677,759,700)		$792,867,471
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.21%
$9,800,000	Federal Home Loan Bank 2.03%, 07/01/2019	9,798,911
Repurchase Agreements — 2.35%
944,943	Undivided interest of 11.52% in a repurchase agreement (principal amount/value $8,216,959 with a maturity value of $8,218,637) with Credit Agricole Securities (USA) Inc, 2.45%, dated 6/28/19 to be repurchased at $944,943 on 7/1/19 collateralized by U.S. Treasury securities, 0.13%, 4/15/21, with a value of $8,381,299.(c)	944,943
4,494,174	Undivided interest of 41.63% in a repurchase agreement (principal amount/value $10,812,306 with a maturity value of $10,814,550) with BNP Paribas Securities Corp, 2.49%, dated 6/28/19 to be repurchased at $4,494,174 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.75%, 7/18/19 - 9/9/49, with a value of $11,028,555.(c)	4,494,174
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$4,494,174	Undivided interest of 8.66% in a repurchase agreement (principal amount/value $51,967,681 with a maturity value of $51,978,551) with RBC Capital Markets Corp, 2.51%, dated 6/28/19 to be repurchased at $4,494,174 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 7/18/19 - 9/9/49, with a value of $53,007,035.(c)	$ 4,494,174
4,494,174	Undivided interest of 9.23% in a repurchase agreement (principal amount/value $48,774,814 with a maturity value of $48,784,975) with Bank of America Securities Inc, 2.50%, dated 6/28/19 to be repurchased at $4,494,174 on 7/1/19 collateralized by various U.S. Government Agency securities, 3.30% - 4.50%, 6/1/46 - 7/1/49, with a value of $49,750,310.(c)	4,494,174
4,494,174	Undivided interest of 9.23% in a repurchase agreement (principal amount/value $48,774,814 with a maturity value of $48,784,975) with Citigroup Global Markets Inc, 2.50%, dated 6/28/19 to be repurchased at $4,494,174 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.50%, 7/2/19 - 1/20/63, with a value of $49,750,312.(c)	4,494,174
		18,921,639
SHORT TERM INVESTMENTS — 3.56% (Cost $28,720,550)		$ 28,720,550
TOTAL INVESTMENTS — 101.91% (Cost $706,480,250)		$821,588,021
OTHER ASSETS & LIABILITIES, NET — (1.91)%		$ (15,425,489)
TOTAL NET ASSETS — 100.00%		$806,162,532

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 28, 2019.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
At June 28, 2019, the Fund held the following outstanding futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
S&P Mid 400® Emini Long Futures	83	USD	16,185,000	September 2019	$242,499
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2019 (Unaudited)
Great-West S&P Mid Cap 400® Index Fund
ASSETS:
Investments in securities, fair value (including $18,758,581 of securities on loan)(a)	$802,666,382
Repurchase agreements, fair value(b)	18,921,639
Cash	128,584
Cash pledged on futures contracts	1,893,015
Dividends receivable	799,553
Subscriptions receivable	398,682
Receivable for investments sold	5,627,304
Variation margin on futures contracts	164,739
Total Assets	830,599,898
LIABILITIES:
Payable for director fees	3,055
Payable for distribution fees	2,530
Payable for investments purchased	1,733,670
Payable for other accrued fees	32,809
Payable for shareholder services fees	79,495
Payable to investment adviser	108,633
Payable upon return of securities loaned	18,921,639
Redemptions payable	3,555,535
Total Liabilities	24,437,366
NET ASSETS	$806,162,532
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,562,362
Paid-in capital in excess of par	655,028,126
Total distributable earnings	143,572,044
NET ASSETS	$806,162,532
NET ASSETS BY CLASS
Investor Class	$286,349,139
Class L	$14,208,522
Institutional Class	$505,604,871
CAPITAL STOCK:
Authorized
Investor Class	50,000,000
Class L	5,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	17,726,037
Class L	1,530,447
Institutional Class	56,367,140
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$16.15
Class L	$9.28
Institutional Class	$8.97
(a) Cost of investments	$687,558,611
(b) Cost of repurchase agreements	$18,921,639
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 28, 2019 (Unaudited)
Great-West S&P Mid Cap 400® Index Fund
INVESTMENT INCOME:
Interest	$121,652
Income from securities lending	38,512
Dividends	6,769,613
Foreign withholding tax	(3,414)
Total Income	6,926,363
EXPENSES:
Management fees	699,307
Shareholder services fees – Investor Class	502,866
Shareholder services fees – Class L	19,215
Audit and tax fees	13,878
Custodian fees	11,901
Director's fees	10,228
Distribution fees – Class L	13,695
Legal fees	1,541
Pricing fees	1,087
Registration fees	40,092
Shareholder report fees	2,928
Transfer agent fees	6,239
Other fees	963
Total Expenses	1,323,940
Less amount waived by investment adviser	30,284
Less amount waived by distributor - Class L	13
Net Expenses	1,293,643
NET INVESTMENT INCOME	5,632,720
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	23,408,879
Net realized gain on futures contracts	1,589,103
Net Realized Gain	24,997,982
Net change in unrealized appreciation on investments	96,678,161
Net change in unrealized appreciation on futures contracts	51,294
Net Change in Unrealized Appreciation	96,729,455
Net Realized and Unrealized Gain	121,727,437
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$127,360,157
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West S&P Mid Cap 400® Index Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$5,632,720	$11,169,343
Net realized gain	24,997,982	67,283,330
Net change in unrealized appreciation (depreciation)	96,729,455	(165,440,511)
Net Increase (Decrease) in Net Assets Resulting from Operations	127,360,157	(86,987,838)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(769,488)	(21,183,396)
Class L	(88,161)	(504,072)
Institutional Class	(4,371,646)	(63,672,699)
From Net Investment Income and Net Realized Gains	(5,229,295)	(85,360,167)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	46,211,022	129,250,737
Class L	10,190,888	5,178,643
Institutional Class	39,538,491	126,572,378
Shares issued in reinvestment of distributions
Investor Class	769,488	21,183,396
Class L	88,161	504,072
Institutional Class	4,371,646	63,672,699
Shares redeemed
Investor Class	(81,756,585)	(164,320,002)
Class L	(1,947,100)	(257,985)
Institutional Class	(64,939,178)	(123,171,613)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(47,473,167)	58,612,325
Total Increase (Decrease) in Net Assets	74,657,695	(113,735,680)
NET ASSETS:
Beginning of Period	731,504,837	845,240,517
End of Period	$806,162,532	$731,504,837
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	2,971,065	7,638,584
Class L	1,144,586	521,857
Institutional Class	4,516,775	12,922,220
Shares issued in reinvestment of distributions
Investor Class	48,487	1,485,900
Class L	9,667	63,779
Institutional Class	496,214	7,962,528
Shares redeemed
Investor Class	(5,248,246)	(9,680,260)
Class L	(216,257)	(26,049)
Institutional Class	(7,523,802)	(11,971,803)
Net Increase (Decrease)	(3,801,511)	8,916,756
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$13.77	0.09	2.33	2.42	(0.04)	-	(0.04)	$16.15	17.60% (d)
12/31/2018	$16.81	0.19	(2.11)	(1.92)	(0.11)	(1.01)	(1.12)	$13.77	(11.56%)
12/31/2017	$15.36	0.17	2.22	2.39	(0.10)	(0.84)	(0.94)	$16.81	15.64%
12/31/2016	$13.35	0.17	2.50	2.67	(0.08)	(0.58)	(0.66)	$15.36	19.96%
12/31/2015	$14.68	0.15	(0.55)	(0.40)	(0.14)	(0.79)	(0.93)	$13.35	(2.77%)
12/31/2014	$14.10	0.14	1.17	1.31	(0.21)	(0.52)	(0.73)	$14.68	9.21%
Class L
06/28/2019(Unaudited)	$ 7.95	0.05	1.34	1.39	(0.06)	-	(0.06)	$ 9.28	17.47% (d)
12/31/2018	$10.35	0.12	(1.31)	(1.19)	(0.20)	(1.01)	(1.21)	$ 7.95	(11.75%)
12/31/2017 (e)	$10.00	0.07	1.13	1.20	(0.15)	(0.70)	(0.85)	$10.35	12.10% (d)
Institutional Class
06/28/2019(Unaudited)	$ 7.68	0.07	1.30	1.37	(0.08)	-	(0.08)	$ 8.97	17.83% (d)
12/31/2018	$10.01	0.15	(1.24)	(1.09)	(0.23)	(1.01)	(1.24)	$ 7.68	(11.22%)
12/31/2017	$ 9.54	0.14	1.37	1.51	(0.20)	(0.84)	(1.04)	$10.01	16.05%
12/31/2016	$ 8.55	0.14	1.60	1.74	(0.17)	(0.58)	(0.75)	$ 9.54	20.43%
12/31/2015 (f)	$10.00	0.10	(0.68)	(0.58)	(0.16)	(0.71)	(0.87)	$ 8.55	(5.88%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$286,349	0.56% (h)	0.55% (h)	1.23% (h)	6% (d)
12/31/2018	$274,730	0.55%	0.55%	1.12%	25%
12/31/2017	$344,709	0.58%	0.58%	1.06%	25%
12/31/2016	$321,816	0.60%	0.60%	1.21%	30%
12/31/2015	$238,419	0.60%	0.60%	1.00%	25%
12/31/2014	$544,964	0.60%	0.60%	0.98%	20%
Class L
06/28/2019 (Unaudited)	$ 14,209	1.08% (h)	0.80% (h)	1.05% (h)	6% (d)
12/31/2018	$ 4,711	2.26%	0.78%	1.25%	25%
12/31/2017 (e)	$ 340	4.61% (h)	0.79% (h)	0.93% (h)	25%
Institutional Class
06/28/2019 (Unaudited)	$505,605	0.19% (h)	0.19% (h)	1.59% (h)	6% (d)
12/31/2018	$452,064	0.19%	0.19%	1.49%	25%
12/31/2017	$500,191	0.22%	0.22%	1.43%	25%
12/31/2016	$428,938	0.25%	0.25%	1.55%	30%
12/31/2015 (f)	$373,720	0.25% (h)	0.25% (h)	1.56% (h)	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was April 7, 2017.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-seven funds. Interests in the Great-West S&P Mid Cap 400® Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s MidCap 400® Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 28, 2019

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 28, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 792,867,471	$ —	$ —	$ 792,867,471
Short Term Investments	—	28,720,550	—	28,720,550
Total investments, at fair value:	792,867,471	28,720,550	0	821,588,021
Other Financial Investments:
Futures Contracts(a)	$ 242,499	$ —	$ —	$ 242,499
Total Assets	$ 793,109,970	$ 28,720,550	$ 0	$ 821,830,520
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Semi-Annual Report - June 28, 2019

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 28, 2019 were as follows:
Federal tax cost of investments	$709,403,915
Gross unrealized appreciation on investments	187,089,873
Gross unrealized depreciation on investments	(74,663,268)
Net unrealized appreciation on investments	$112,426,605
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in

Semi-Annual Report - June 28, 2019

derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 70 futures contracts for the reporting period.
Valuation of derivative investments as of June 28, 2019 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$242,499 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 28, 2019 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$1,589,103	Net change in unrealized appreciation on futures contracts	$51,294
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.18% of the Fund’s average daily net assets up to $1 billion dollars, 0.13% of the Fund’s average daily net assets over $1 billion dollars and 0.08% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.20% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2020 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Semi-Annual Report - June 28, 2019

The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At June 28, 2019, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires June 28, 2022	Recoupment of Past Reimbursed Fees by the Adviser
$8,581	$15,751	$30,284	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-seven funds for which they serve as directors was $540,000 for the period ended June 28, 2019.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 28, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $47,577,556 and $98,276,420, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 28, 2019, the Fund had securities on loan valued at $18,758,581 and received collateral as reported on the Statement of Assets and Liabilities of $18,921,639 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 28, 2019, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 28, 2019

6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 28, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 28, 2019

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 17, 2019 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West S&P Mid Cap 400 Index Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and Irish Life Investment Managers Limited (the “Sub-Adviser”), with respect to the Fund.
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 18, 2019, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an "Agreement"), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data,1 and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In addition, at the Meeting, the Independent Directors met with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures, including cyber security risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek investment results that, before fees and expenses, track the total return of the common stocks that comprise the Standard & Poor’s (“S&P”) MidCap 400® Index (the “Index”). Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund categorizations. This performance data included, among other things, annualized returns for the one-, three- and five-year periods ended December 31, 2018 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2018. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board noted that the Fund’s annualized returns were in the second quintile of its performance universe for each period reviewed (the first quintile being the best performers and the fifth quintile being the worst performers), with the exception of the annualized returns for the one-year period ended December 31, 2018 for the Fund’s Investor Class and the three-year period ended December 31, 2018 for the Fund’s Institutional Class, which ranked in the third and first quintiles, respectively, of its performance universe. The Board also noted that the Fund approximated or underperformed the Index for each period reviewed, with underperformance primarily attributable to Fund expenses. The Board concluded that it was satisfied with the information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised Funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.

With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2020, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.
The Board observed that the Fund’s Investor Class Contractual Management Fee was the same as the peer group median contractual management fee and the Fund’s Institutional Class Contractual Management Fee was lower than the peer group median contractual management fee. The Board also observed that the Fund’s Investor Class total annual operating expense ratio was in the fourth quintile of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses) and higher than the median of its peer group. The Fund’s Institutional Class total annual operating expense ratio was lower than the median of its peer group, ranking in the second quintile of its peer group. In addition, the Board reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance and noted the Independent Fee Consultant’s conclusion that management fees and total expenses of the Fund are reasonable in relation to the services delivered.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that, based on the information provided by the Sub-Adviser, any fees charged by the Sub-Adviser to these other accounts were consistent with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to five funds of the Company, including the Fund. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that any economies of scale currently being realized were appropriately reflected in the management fee paid by the Fund, including the schedule of breakpoints agreed to by GWCM.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM and the Sub-Adviser, including in particular the shareholder services provided by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”). The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on March 1, 2018 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 22, 2019